INCOME TAXES (Tables)	2 Months Ended	9 Months Ended
	Dec. 31, 2023	Sep. 30, 2024
Notes and other explanatory information [abstract]
Schedule of income tax expense

	Two months ended December 31, 2023	Year ended October 31, 2023	Year ended October 31, 2022	Year ended October 31, 2021
	$	$	$	$
Current expense:
Federal	122,714	498,435	217,571	113,699
State	29,933	68,861	27,787	36,844
Adjustment to prior years provision versus statutory tax returns	6,827	273,994	-	-
Total current expense:	159,474	841,290	245,358	150,543
Deferred expense (benefit):
Federal	184,510	(1,354,696)	(990,452)	(1,288,637)
State	39,554	(389,828)	(350,374)	(322,400)
Change in unrecognized deductible temporary differences	-	1,274,166	1,340,826	1,611,037
Total deferred (benefit):	224,064	(470,358)	-	-
Total income tax expense:	383,539	370,932	245,359	150,543

	Three months ended September 30, 2024	Three months ended October 31, 2023	Nine months ended September 30, 2024	Nine months ended October 31, 2023
	$	$	$	$
Current expense:
Federal	424,476	397,430	1,245,193	599,289
State	57,374	68,429	320,942	167,247
Adjustment to prior years provision versus statutory tax returns	85,722	-	69,622	-
Total current expense:	567,572	465,859	1,635,757	766,536
Deferred expense (benefit):
Federal	(281,033)	(1,354,696)	(289,485)	(1,354,696)
State	(74,270)	(389,828)	(82,721)	(389,828)
Change in unrecognized deductible temporary differences	46,613	1,274,166	(81,663)	1,274,166
Total deferred expense (benefit):	(308,690)	(470,358)	(453,869)	(470,358)
Total income tax expense (benefit):	258,882	(4,499)	1,181,888	296,178

Schedule of income tax recovery

	Two months ended December 31, 2023	Year ended October 31, 2023	Year ended October 31, 2022	Year ended October 31, 2021
	$	$	$	$
Gain (Loss) from operations before taxes	1,055,966	(291,388)	665,309	(864,202)
Statutory tax rates	27.37%	24.46%	27.25%	27.25%
Expected income tax (recovery)	289,056	(71,275)	181,297	(235,495)
Change in statutory tax rates and FX rates	(2,030)	21,890	92,662	84,952
Nondeductible expenses	(180,803)	1,069,536	38,802	(42,264)
Deferral adjustments	224,064	(1,189,931)	(1,374,372)	(1,260,938)
Change in unrecognized deductible temporary differences	-	1,274,166	1,340,826	1,611,038
Net operating loss	46,425	(1,323,949)	-	-
Fiscal year to calendar year adjustment	-	316,501	(33,856)	(6,749)
Adjustment to prior years provision versus statutory tax returns	6,827	273,994	-	-
Total income tax expense:	383,539	370,932	245,358	150,543

	Three months ended September 30, 2024	Three months ended October 31, 2023	Nine months ended September 30, 2024	Nine months ended October 31, 2023
	$	$	$	$
Gain (loss) from operations before taxes	(408,358)	(2,016,823)	(11,224,874)	(958,679)
Statutory tax rates	31.01%	27.33%	28.92%	28.49%
Expected income tax (recovery)	(126,652)	(551,247)	(3,246,138)	(273,109)
Change in statutory tax rates and FX rates	(193,835)	(15,600)	(37,689)	-
Nondeductible expenses	2,223,334	(1,006,346)	5,120,740	(740,342)
Deferral adjustments	(1,442,176)	1,568,694	(819,414)	1,309,629
Change in unrecognized deductible temporary	(186,951)	-	(81,664)	-
differences
Net operating loss	178,585	-	(2,156)	-
Fiscal year to calendar year adjustment	(279,144)	-	178,585	-
Adjustment to prior years provision versus statutory tax returns	85,722	-	69,622	-
Total income tax expense (benefit):	258,882	(4,499)	1,181,888	296,178

Schedule of non-capital losses

	Two months ended December 31, 2023	Year ended October 31, 2023	Year ended October 31, 2022	Year ended October 31, 2021
	$	$	$	$
Property, plant and equipment	8,061	127,305	-	-
Inventory	129,573	127,846	-	-
ROU Leases	(168,327)	(108,206)	-	-
Net Operating Loss Carryforward (federal)	274,831	318,614	-	-
Net Operating Loss Carryforward (state)	2,156	4,799	-	-
Net deferred tax assets:	246,294	470,358	-	-

	September 30, 2024	December 31, 2023
	$	$
Property, plant and equipment	216,628	8,061
Inventory	780,104	129,573
ROU Leases	(298,723)	(168,327)
Net Operating Loss Carryforward (federal)	-	274,831
Net Operating Loss Carryforward (state)	2,156	2,156
Net deferred tax assets:	700,165	246,294